SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 1,753,000	$ 1,747,000	$ 2,393,000
Less accumulated depreciation and amortization	(1,746,000)	(1,746,000)	(2,393,000)
Property and equipment, net	7,000	1,000	0
Furniture and Fixtures
Property and equipment, gross	41,000	41,000	124,000
Equipment
Property and equipment, gross	1,048,000	1,042,000	1,349,000
Software
Property and equipment, gross	652,000	652,000	740,000
Leasehold Improvement
Property and equipment, gross	$ 12,000	$ 12,000	$ 180,000